Asset Retirement Obligations (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligations [Abstract]
Inflation factor, percentage	2.50%
Discount rate	11.00%
Total undiscounted cash flows	$ 17,130,164	$ 6,345,630